Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (Details) - Wholesale - Commercial real estate loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 163,217	$ 168,072
ECL coverage	0.80%	0.50%
Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 160,438	$ 166,201
Collateral value	$ 3,994	$ 3,796
ECL coverage	0.30%	0.10%
Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 683	$ 225
Collateral value	$ 9	$ 9
ECL coverage	9.10%	6.70%
Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,096	$ 1,646
Collateral value	$ 331	$ 380
ECL coverage	35.90%	35.70%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,483	$ 31,032
ECL coverage	2.00%	1.00%
– UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29,184	$ 29,923
Collateral value	$ 1,157	$ 586
ECL coverage	0.60%	0.10%
– UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 121	$ 132
Collateral value	$ 1	$ 5
ECL coverage	12.40%	7.60%
– UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,178	$ 977
Collateral value	$ 120	$ 166
ECL coverage	34.70%	26.00%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 73,596	$ 77,903
ECL coverage	0.10%	0.10%
– Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 73,332	$ 77,886
Collateral value	$ 741	$ 1,167
ECL coverage	0.00%	0.00%
– Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 244	$ 0
Collateral value	$ 0	$ 0
ECL coverage	12.70%	0.00%
– Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20	$ 17
Collateral value	$ 0	$ 0
ECL coverage	5.00%	11.80%
Not collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64,046	$ 64,850
ECL coverage	0.30%	0.10%
Not collateralised | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 40	$ 10
ECL coverage	22.50%	50.00%
Not collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,038	$ 315
ECL coverage	45.30%	57.80%
Not collateralised | – UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,527	$ 9,119
ECL coverage	1.10%	0.30%
Not collateralised | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15	$ 4
ECL coverage	6.70%	100.00%
Not collateralised | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 635	$ 66
ECL coverage	50.70%	92.40%
Not collateralised | – Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,506	$ 32,918
ECL coverage	0.00%	0.00%
Not collateralised | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Not collateralised | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Fully collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 89,664	$ 94,299
ECL coverage	0.30%	0.10%
Fully collateralised | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 634	$ 204
ECL coverage	8.20%	4.90%
Fully collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 584	$ 557
ECL coverage	11.50%	14.90%
Fully collateralised | – UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,483	$ 19,833
ECL coverage	0.40%	0.10%
Fully collateralised | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 104	$ 121
ECL coverage	12.50%	5.00%
Fully collateralised | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 348	$ 404
ECL coverage	9.50%	12.90%
Fully collateralised | – Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 41,861	$ 43,299
ECL coverage	0.10%	0.10%
Fully collateralised | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 244	$ 0
ECL coverage	12.70%	0.00%
Fully collateralised | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20	$ 17
ECL coverage	5.00%	11.80%
Partially collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,728	$ 7,052
ECL coverage	0.40%	0.20%
Partially collateralised | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 11
ECL coverage	11.10%	0.00%
Partially collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 474	$ 774
ECL coverage	45.60%	41.60%
Partially collateralised | – UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,174	$ 971
ECL coverage	0.30%	0.10%
Partially collateralised | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 7
ECL coverage	50.00%	0.00%
Partially collateralised | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 195	$ 507
ECL coverage	27.70%	27.80%
Partially collateralised | – Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 965	$ 1,669
ECL coverage	0.20%	0.10%
Partially collateralised | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Partially collateralised | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– less than 50% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 282	$ 47
ECL coverage	7.10%	8.50%
– less than 50% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 178	$ 87
ECL coverage	13.50%	16.10%
– less than 50% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15	$ 27
ECL coverage	6.70%	14.80%
– less than 50% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 56	$ 42
ECL coverage	5.40%	7.10%
– less than 50% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 102	$ 0
ECL coverage	11.80%	0.00%
– less than 50% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 6
ECL coverage	0.00%	16.70%
– 51% to 75% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 321	$ 120
ECL coverage	9.00%	3.30%
– 51% to 75% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 161	$ 90
ECL coverage	15.50%	7.80%
– 51% to 75% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 75	$ 68
ECL coverage	13.30%	1.50%
– 51% to 75% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 128	$ 69
ECL coverage	12.50%	4.30%
– 51% to 75% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 138	$ 0
ECL coverage	13.00%	0.00%
– 51% to 75% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 10
ECL coverage	0.00%	0.00%
– 76% to 90% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14	$ 25
ECL coverage	21.40%	4.00%
– 76% to 90% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 149	$ 89
ECL coverage	6.70%	15.70%
– 76% to 90% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5	$ 15
ECL coverage	20.00%	6.70%
– 76% to 90% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 139	$ 72
ECL coverage	5.80%	4.20%
– 76% to 90% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 0
ECL coverage	25.00%	0.00%
– 76% to 90% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 91% to 100% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17	$ 12
ECL coverage	0.00%	8.30%
– 91% to 100% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 96	$ 291
ECL coverage	8.30%	16.50%
– 91% to 100% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 11
ECL coverage	0.00%	0.00%
– 91% to 100% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25	$ 221
ECL coverage	24.00%	19.50%
– 91% to 100% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 91% to 100% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6	$ 1
ECL coverage	16.70%	100.00%